SCHEDULE OF PRO-FORMA EFFECT OF CONVERSION OF PREFERRED STOCK AND REVERSE STOCK SPLIT ON THE BALANCE SHEET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Assets	$ 2,603,196	$ 2,061,915
Total Liabilities	5,745,821	4,600,261
Deficiency in Stockholder’s Equity:
Common Stock	90,326	57,927
Additional paid-in Capital	34,994,471	29,813,351
Accumulated deficit	(38,229,897)	(32,412,644)
Total deficiency in stockholders’ equity	(3,142,625)	(2,538,346)	$ 1,654,889
Total Liabilities and Deficiency in Stockholders’ Equity	2,603,196	2,061,915
Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	75	20
Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	2,400	3,000
Pro Forma [Member]
Total Assets	2,603,196	2,061,915
Total Liabilities	5,745,821	4,600,261
Deficiency in Stockholder’s Equity:
Common Stock	348	214
Additional paid-in Capital	35,086,924	29,874,084
Accumulated deficit	(38,229,897)	(32,412,644)
Total deficiency in stockholders’ equity	(3,142,625)	(2,538,346)
Total Liabilities and Deficiency in Stockholders’ Equity	2,603,196	2,061,915
Pro Forma [Member] | Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
Pro Forma [Member] | Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
1:400 Adjustment [Member]
Total Assets
Total Liabilities
Deficiency in Stockholder’s Equity:
Common Stock	(138,653)	(85,166)
Additional paid-in Capital	138,653	85,166
Accumulated deficit
Total deficiency in stockholders’ equity
Total Liabilities and Deficiency in Stockholders’ Equity
1:400 Adjustment [Member] | Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
1:400 Adjustment [Member] | Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
Conversion of Series B and C Preferred Stock [Member]
Total Assets
Total Liabilities
Deficiency in Stockholder’s Equity:
Common Stock	48,675	27,453
Additional paid-in Capital	(46,200)	(24,433)
Accumulated deficit
Total deficiency in stockholders’ equity
Total Liabilities and Deficiency in Stockholders’ Equity
Conversion of Series B and C Preferred Stock [Member] | Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	(75)	(20)
Conversion of Series B and C Preferred Stock [Member] | Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	$ (2,400)	$ (3,000)